Financial Instruments and Risk Management - Summary of Derivative Financial Instruments are Held at Fair Value on Balance Sheet (Detail) - GBP (£) £ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Derivative Financial Instruments [Line Items]
Current asset	£ 111	£ 197	£ 428
Non-current asset	1,481	1,312	1,818
Current liability	48	50	34
Non-current liability	892	787	869
Designated in a Cash Flow Hedge [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Current asset	102	187	417
Non-current asset	1,228	1,061	1,508
Current liability	40	41	25
Non-current liability	689	587	616
Other [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Current asset	9	10	11
Non-current asset	253	251	310
Current liability	8	9	9
Non-current liability	£ 203	£ 200	£ 253